Contract revenues - Recognized Revenues (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract revenues
Amounts included in the contract liability at the beginning of the period	SFr 3,573
Performance obligations satisfied in previous periods		SFr 24,600	SFr 14,801